Payments, by Category - USD ($) $ in Thousands	Taxes	Royalties	Fees	Prod. Entitlements	Infrastructure	Total Payments
Total	$ 518,223	$ 1,140,596	$ 19,976	$ 162,430	$ 733	$ 1,841,958